ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash (used in) provided by operating activities - discontinued operations	$ (27,109)	$ 23,397
Net cash used in investing activities - discontinued operations	$ (6,626)	$ (6,139)